Regulatory Capital Requirements under Banking Regulations- Dividend (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval	25.00%
Net income calculated under Indian GAAP	₨ 174,867.3
Dividends declared	₨ 13.00	₨ 11.00	₨ 9.50
Indian GAAP
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend payout, description of restrictions	As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2018 cannot exceed 35% of net income of Rs. 174,867.3 million as calculated under Indian GAAP.
Indian GAAP | Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP	35.00%